CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	¥ 924,352,495	$ 132,774,926	¥ 405,575,533	¥ 142,191,365
Other comprehensive income:
Change in the instrument-specific credit risk (Note 23)	(21,089,777)	(3,029,357)
Foreign currency translation adjustments	13,741,077	1,973,784	47,004,900	(81,488,175)
Comprehensive income	917,003,795	131,719,353	452,580,433	60,703,190
Less: comprehensive income/(loss) attributable to non-controlling interests	25,690,269	3,690,176	(903,161)	485,676
Comprehensive income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ 891,313,526	$ 128,029,177	¥ 453,483,594	¥ 60,217,514